Supplemental Information on Oil and Natural Gas Producing Activities- Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Sep. 30, 2011
Extractive Industries [Abstract]
Exploratory well costs were suspended			$ 39,200,000
Proceeds from sale of assets	$ 217,833,000	$ (218,823,000)